RELATED PARTY TRANSACTIONS (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Loans outstanding at beginning of year	$ 7,957
New loans	9,311
Repayments	(1,480)
Loans outstanding at end of year	$ 15,788